FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

10.                               FAIR VALUE MEASUREMENT

Measured on a recurring basis

The Group measured available-for-sale securities at fair value on a recurring basis as of December 31, 2012. The available-for-sale securities do not have a quoted market price in an active market.  The Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the investment. Accordingly, it adopted a discounted cash flow method under the income approach, which considers a number of factors that include expected future cash flows, growth rates and discount rates estimated based on publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability. The assumptions are inherently uncertain and subjective. The discounted cash flows for Firstleap were based on discrete eight years financial forecasts developed by management for planning purposes.  Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends and considered long-term earnings growth rates for publicly traded comparable companies. Specifically, the income approach valuations included cash flow discount rate of 21.53%, and terminal value growth rate of 3%.

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2012.

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs	Total
	Level 1	Level 2	Level 3

As of December 31, 2012
Assets:
Available-for-sale securities	—	—	5,125	5,125
Total assets at fair value	—	—	5,125	5,125

Measured on non-recurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities at initial recognition based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible using the “cost,” “income approach-excess earnings” or “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets because the Company used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities.